Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Operating losses carryforwards
Deductions recorded in OCI		$ 890
Additions recorded in OCI			$ 895
Valuation Allowance of Deferred Tax Assets [Member]
Operating losses carryforwards
Valuation allowance released	$ 109,690
Federal [Member]
Operating losses carryforwards
Net operating losses carryforwards	120,498
State [Member]
Operating losses carryforwards
Net operating losses carryforwards	$ 85,427